Disposals and scrapping (Tables)	12 Months Ended
Jun. 30, 2022
Disposals and scrapping
Schedule of disposals and scrapping

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment[1]	19	3 802	7 064	1 431
Goodwill and other intangible assets		2	947	179
Equity accounted investments		—	370	437
Assets in disposal groups held for sale		16 586	67 662	2 563
Inventories		—	814	—
Trade and other receivables		—	174	—
Cash and cash equivalents		—	57	—
Liabilities in disposal groups held for sale		(6 321)	(2 577)	(414)
Long-term debt		—	(2 673)	—
Non-controlling interest		(3 141)	—	—
Long-term financial liabilities		—	(477)	—
Trade and other payables		—	(67)	175
		10 928	71 294	4 371
Total consideration		11 364	73 426	4 285
consideration received		8 484	43 214	4 285
consideration still receivable		127	116	—
fair value of retained investment		2 753	—	—
establishment of Joint operation*		—	30 096	—
		436	2 132	(86)
Realisation of accumulated translation effects		8 024	3 388	801
Net profit on disposal		8 460	5 520	715
Consideration received comprising
Gas – Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)		4 129	—	—
Fuels – Central Termica De Ressane Garcia S.A (CTRG)		2 577	—	—
Gas – Canadian Montney assets		387	—	—
Chemicals America – US LCCP Base Chemicals business		—	29 894	—
Fuels & Chemicals Africa – Air separation units		—	8 051	—
Chemicals America – interest in Gemini HDPE LLC		—	3 456	—
Gas – Gabon oil producing assets		—	424	—
Chemicals Eurasia – ARG Investment		—	316	—
Chemicals Africa – Share in Enaex Africa		—	175	—
Chemicals Eurasia — Investment in Sasol Huntsman GmbH & co KG		—	—	1 506
Chemicals Africa — Partial disposal of Explosives business		—	—	991
Energy — Investment in Escravos GTL (EGTL)		—	—	875
Chemicals Eurasia — Sasol Wilmar Alcohol Industries		—	—	235
Other		1 391	898	678
Consideration received		8 484	43 214	4 285